Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2025
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
13.	RELATED PARTY TRANSACTIONS AND BALANCES

a) The Company had the following balances with related parties as of December 31, 2024 and 2025:

Name of related parties	Relationship	Nature	As of December 31, 2024	As of December 31, 2025
			US$	US$
Mr. Tsai Yi Yang	Beneficial owner	Amount due to a related party	1,031,203	597,791
Mr. Tsai Yi Yang	Beneficial owner	Rental deposit paid	1,527	2,549
Ms. Lee Li Mei	Beneficial owner	Amount due to related party	—	154,457
Ms. Lee Li Mei	Beneficial owner	Rental deposit paid	2,320	3,186
Ms. Leong Kah Yee	Shareholder of the Company	Amount due to a related party	—	4,030,000
Ding Yi International Co., Ltd	Controlled by an immediate family member of the beneficial owner	Account receivables	68,488	—
Ding Yi International Co., Ltd	Controlled by an immediate family member of the beneficial owner	Amount due to a related party	—	30,513
Ding Yi International Co., Ltd	Controlled by an immediate family member of the beneficial owner	Deposit received	—	7,009
Ping Shiang Business Corporation	Common UBO	Account payables	—	79,296
芳華株式会社	Common UBO	Prepayments and other receivables	45,044	—
芳華株式会社	Common UBO	Trademark assets	—	50,345

The above balances were recognized during normal course of business. The amount due to a related party, Ms. Leong Kah Yee, is unsecured, bears interest at a rate of 10% per annum, and is repayable in full within 36 months from the date of drawdown, provided that Ms. Leong retains an overriding right to demand repayment of all or any part of the outstanding indebtedness at any time at her absolute discretion. Except for the amount due to a related party - Ms. Leong Kah Yee, these balances are unsecured, interest-free, and have no fixed terms of repayment.

b) During the years ended December 31, 2024 and 2025, the Company had the following transactions with related parties:

			For the years ended December 31,
Name of related parties	Relationship	Nature	2024	2025
			US$	US$
Xiamen Celtic Culture Communication	Common UBO	Sales	80,928	—
Ping Shiang Business Corporation	Common UBO	Purchase	191,489	1,049,907
Ding Yi International Co., Ltd	Controlled by an immediate family member of the beneficial owner	Sales	229,412	103,266
Ding Yi International Co., Ltd	Controlled by an immediate family member of the beneficial owner	Deposit received(1)	—	7,071
Ding Yi International Co., Ltd	Controlled by an immediate family member of the beneficial owner	Proceeds from a related party(2)	—	40,390
Ding Yi International Co., Ltd	Controlled by an immediate family member of the beneficial owner	Repayment to a related party(3)	169	—
Mr. Tsai Yi Yang	Beneficial owner	Rent paid(4)	9,348	15,427
Mr. Tsai Yi Yang	Beneficial owner	Expense paid on behalf(5)	—	141,647
Mr. Tsai Yi Yang	Beneficial owner	Repayment to a related party(6)	—	654,967
Mr. Tsai Yi Yang	Beneficial owner	Proceeds from a related party(7)	373,007	30,565
Ms. Lee Li Mei	Beneficial owner	Rent paid(8)	5,920	15,877
Mr. Tsai Yi Ting	Immediate family member of the beneficial owner	Salary paid	—	30,854
Ms. Leong Kah Yee	Shareholder of the Company	Proceeds from a related party(9)	—	4,030,000
芳華株式会社	Common UBO	Prepayment for a trademark	48,000	—

(1)	For the year ended December 31, 2025, the amount represented the deposit payment received in advance from Ding Yi International Co., Ltd as a franchise fee.

(2)	For the year ended December 31, 2025, the amount represented the proceeds from Ding Yi International Co., Ltd for providing additional working capital advance to the Company, which was unsecured, interest-free and no fixed repayment terms.

(3)	For the year ended December 31, 2024, the amount represented the repayment made by the Company to Ding Yi International Co., Ltd for settling the outstanding balance due to Ding Yi International Co., Ltd.

(4)	For the year ended December 31, 2024, the amount represented operating lease expenses charged by Tsai Yi Yang for warehouses at No. 162-10, Shengang Rd., Shengang Dist., Taichung City and No. 23-1, Shenzun Rd., Shengang Dist., Taichung City.

(5)	For the year ended December 31, 2025, the amount represented the expenses paid on behalf of the Company for operations.

(6)	For the year ended December 31, 2025, the amount represented the repayment made by the Company to Tsai Yi Yang for settling the outstanding balance due to Tsai Yi Yang.
(7)	For the years ended December 31, 2024 and 2025, the amount represented the proceeds from Tsai Yi Yang for providing additional working capital advance to the Company, which was unsecured, interest-free and no fixed repayment terms.

(8)	For the years ended December 31, 2024 and 2025, the amount represented operating lease expenses charged by Lee Li Mei for warehouses at No. 65-2, Shenlin Rd., Shengang Dist., Taichung City and 7F.-8, No. 213, Chaofu Rd., Xitun Dist., Taichung City 407609, Taiwan (R.O.C.)

(9)	For the year ended December 31, 2025, the amount represented the loan proceeds from Ms. Leong Kah Yee for general working capital purposes. The balance is unsecured, bears interest at a rate of 10% per annum, and is repayable in full within 36 months from the date of drawdown, provided that Ms. Leong retains an overriding right to terminate or demand repayment of all or any part of the outstanding indebtedness at any time at her absolute discretion upon written notice.

These transactions were made in normal course of business.

c)   During the years ended December 31, 2024 and 2025, the Company had the following lease from with related parties:

As of December 31, 2024 and 2025, the Company had two and three leases from its related party, Mr. Tsai Yi Yang, the beneficial owner of the Company, respectively. The Company is obligated to pay a quarter base rent under these lease agreements.

On December 20, 2022, the Company entered into a six-year lease agreement with Mr. Tsai Yi Yang to rent a warehouse space of at No. 162-10, Shenggang Road, Shenggang District, Taichung City, Taiwan. The lease term is from January 1, 2023 to December 31, 2028. The rental payments related to these leases were $9,642, $9,348 and $9,636 for the years ended December 31, 2025, 2024 and 2023, respectively.

On July 5, 2024, the Company entered into a five-year lease agreement with Mr. Tsai Yi Yang to rent a warehouse space of at No. 65-2, Shenlin Road, Shengang District, Taichung City, Taiwan. The lease term is from August 1, 2024 to July 31, 2029. The rental payments related to these leases were $14,655 and $5,920 for the years ended December 31, 2025 and 2024, respectively.

On December 23, 2024, the Company entered into a six-year lease agreement with Mr. Tsai Yi Yang to rent a warehouse space of at No. 23-1, Shen Zhen Road, Shenkang District, Taichung City, Taiwan. The lease term is from January 1, 2025 to December 31, 2030. The rental payments related to the lease was $5,510 for the year ended December 31, 2025.